Cover	Sep. 28, 2021
Cover [Abstract]
Entity Registrant Name	JACKSAM CORPORATION
Entity Central Index Key	0000860543
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 28, 2021
Entity Ex Transition Period	false
Entity File Number	033-33263
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-3566284
Entity Address Address Line 1	4440 Von Karman Avenue
Entity Address City Or Town	Newport Beach
Entity Address State Or Province	CA
Entity Address Address Line 2	Suite 220
Entity Address Postal Zip Code	92660
City Area Code	800
Local Phone Number	605-3580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	JKSM